Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of income tax expense

Years ended December 31:	2023	2022	2021
Current taxes	$(3,467)	$(1,350)	$(215)
Deferred taxes	1,560	7,557	(2,074)
Resource property revenue taxes	(6,891)	(5,658)	(7,887)
	$(8,798)	$549	$(10,176)

Schedule of reconciliation of (loss) income before income taxes

Years ended December 31:	2023	2022	2021
Income (loss) before income taxes	$10,197	$(23,956)	$17,547
Computed recovery (expense) of income taxes	$(4,355)	$6,383	$(5,982)
Decrease (increase) in income taxes resulting from:
Revisions to prior years	986	(1,064)	351
Capital gains and losses on dispositions, net	(145)	(454)	83
Resource property revenue taxes	(5,031)	(4,130)	(5,758)
Unrecognized losses in current year	(121)	(330)	(199)
Previously unrecognized deferred income tax assets, net	2	927	302
Permanent differences	(306)	(1,063)	(262)
Other non-taxable income	196	326	1,316
Other, net	(24)	(46)	(27)
Income tax (expense) recovery	$(8,798)	$549	$(10,176)